Reserves for Unpaid Loss and Loss Adjustment Expenses (Tables)	6 Months Ended
Jun. 30, 2024
Reserves for Unpaid Loss and Loss Adjustment Expenses [Abstract]
Schedule of Table Represents an Analysis of Loss and Loss Adjustment Expenses	The following table represents an analysis of loss and loss adjustment expenses and a reconciliation of the beginning and ending reserve for unpaid loss and loss adjustment expenses:
	June 30, 2024	December 31, 2023
	USD ’000	USD ’000

Reserve for unpaid loss and loss adjustment expenses	712,098	636,245
Reinsurance recoverable on unpaid loss and loss adjustment expenses, net of allowance for expected credit losses	(212,249)	(188,800)
Net reserve for unpaid loss and loss adjustment expenses at beginning of period / year	499,849	447,445

Loss and loss adjustment expenses incurred, net of reinsurance:
Current accident year	140,694	228,381
Previous accident years	(41,456)	(39,294)
Total loss and loss adjustment expenses incurred, net of reinsurance	99,238	189,087

Loss and loss adjustment expenses paid, net of reinsurance:
Current accident year	(2,435)	(25,875)
Prior accident years	(55,427)	(110,844)
Total loss and loss adjustment expenses paid, net of reinsurance	(57,862)	(136,719)

Change in allowance for expected credit losses on reinsurance recoverables on unpaid loss and loss adjustment expenses	-	36
Net reserve for unpaid loss and loss adjustment expenses at end of period / year	541,225	499,849
Reinsurance recoverable on unpaid loss and loss adjustment expenses, net of allowance for expected credit losses	199,799	212,249
Reserve for unpaid loss and loss adjustment expenses at end of period / year	741,024	712,098